Cover	Sep. 30, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	000-28745
Entity Registrant Name	Cipherloc Corporation
Entity Central Index Key	0001022505
Entity Tax Identification Number	86-0837077
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	6836 Bee Caves Road
Entity Address, Address Line Two	Building 1
Entity Address, Address Line Three	Suite 279
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78746
City Area Code	(512)
Local Phone Number	772-4245
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false